Related Party Transactions - Schedule of Due form and Payable to Related Party (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Due from related parties:
Due from related parties	$ 19,030,000	$ 5,050,000
Payable to related parties:
Payable to related parties	53,784,000	246,296,000
Rio Tinto [Member]
Due from related parties:
Due from related parties	7,714,000	5,050,000
Payable to related parties:
Payable to related parties	53,784,000	246,296,000
SouthGobi Resources Ltd. [Member]
Due from related parties:
Due from related parties	$ 11,316,000